NET INVESTMENT IN DIRECT FINANCING LEASES (Summary of Risk Classification of Direct Financing Lease Receivables) (Details) - USD ($)	Jun. 30, 2016	Jun. 30, 2015
Financing Receivable, Recorded Investment [Line Items]
Total	$ 85,836,232	$ 30,240,137
Normal [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	85,836,232	30,240,137
Abnormal [Member]
Financing Receivable, Recorded Investment [Line Items]
Total